Other Borrowings - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Banks [Abstract]
FRB	$ 61,000,000	$ 0
Federal home loan bank stock	7,900,000
Unused borrowing capacity with FHLB	881,300,000
Interest expense, federal home loan bank and federal reserve bank advances, long-term	200,000	200,000	$ 500,000
FHLB advances prepaid	$ 30,000,000	0	0
FHLB stock as a percentage of outstanding advances	4.50%
Interest expense on federal funds purchased	$ 0	0	10,000.00
Available for sale and loans, pledged to secure other borrowings	2,100,000,000
Federal reserve bank advances
Federal Home Loan Banks [Abstract]
FRB	$ 61,000,000	0
Average interest rate	4.50%
Average borrowings	$ 26,354,000	0	1,546,000
Unused borrowing capacity	330,400,000
Interest expense	$ 754,000	$ 0	$ 4,000.000
Minimum
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	125.00%
FHLB stock as a percentage of unpaid principal balance	0.10%
Maximum
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%